Quarterly Report
July 31, 2024
MFS®  Municipal Limited
Maturity Fund
MTL-Q1

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.2%
Alabama – 4.6%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	$1,245,000	$1,244,660
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	4,645,000	4,654,197
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2025	1,000,000	1,013,480
Auburn University, General Fee Rev., “A”, 4%, 6/01/2035	435,000	429,943
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	10,000,000	10,035,660
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	6,130,000	6,209,243
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5%, 5/01/2055 (Put Date 7/01/2031) (w)	5,665,000	6,042,956
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	7,000,000	7,435,960
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	3,795,000	4,035,800
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	4,270,000	4,303,298
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2025	850,000	862,144
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	646,744
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,179,610
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2025	1,500,000	1,525,413
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2026	1,500,000	1,547,359
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2027	1,250,000	1,308,503
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “A”, 1%, 6/01/2034 (Put Date 6/26/2025)	3,000,000	2,926,064
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	11,000,000	11,065,611
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2024	750,000	752,624
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2025	785,000	796,551
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2026	1,030,000	1,056,983
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	1,140,000	1,149,936
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	7,130,000	7,127,109
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	3,865,000	4,153,295
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	6,380,000	6,664,975
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	12,000,000	12,741,487
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No.6), 5%, 1/01/2054 (Put Date 6/01/2030)	6,875,000	7,281,351
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	10,000,000	10,877,907
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2025	150,000	150,220
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	103,212
		$119,322,295
Alaska – 0.2%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2024	$650,000	$651,655
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	4,755,000	5,043,374
		$5,695,029
Arizona – 3.2%
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2025	$145,000	$147,040
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2027	160,000	165,684
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2028	125,000	130,792
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2029	125,000	132,063
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2030	135,000	143,741
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2031	125,000	133,998
Arizona Industrial Development Authority Multi-Family Housing (Ironwood Ranch Apartments Project), 5%, 2/01/2058 (Put Date 9/01/2026)	5,250,000	5,420,652
Arizona Industrial Development Authority Multi-Family Housing Rev. (Unity at West Glendale Project), 5%, 3/01/2045 (Put Date 9/01/2026)	1,033,000	1,061,180
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 4.1%, 12/01/2037 (Put Date 6/15/2028)	2,000,000	2,026,029
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	18,845,000	19,428,795
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	2,085,000	2,080,842

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	$1,400,000	$1,417,291
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,222,566
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	540,000	550,154
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,152,830
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	720,000	741,105
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	405,000	370,224
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2028	675,000	684,896
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2025	175,000	174,879
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	200,950
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	201,405
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	327,844
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	252,431
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	455,000	423,774
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025 (n)	270,000	269,378
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	855,000	837,504
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6.5%, 3/01/2055	5,315,000	5,969,911
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 4.1%, 12/01/2035 (Put Date 8/01/2024)	25,000,000	25,000,000
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	1,115,000	1,137,988
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2027	600,000	618,698
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2028	150,000	156,140
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	2,690,000	2,717,287
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “B”, GNMA, 6.5%, 1/01/2055	6,310,000	7,056,817
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2024	225,000	224,638
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2025	275,000	273,542
		$82,853,068
Arkansas – 0.3%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$6,545,000	$6,731,217
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2025	150,000	149,243
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2026	185,000	183,282
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	95,000	93,777
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2028	230,000	225,109
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2024	400,000	400,000
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	682,093
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), “A”, 5%, 8/01/2024	530,000	530,000
		$8,994,721

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – 5.4%
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	$1,875,000	$1,891,291
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	17,250,000	18,488,515
California Community Choice Financing Authority, Clean Energy Project Rev., “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	7,480,000	8,236,186
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2025	350,000	353,619
California Housing Finance Agency, Multi-Family Housing (All Hallows Apartments), “U”, FNMA, 3.65%, 9/01/2034	2,500,000	2,491,083
California Housing Finance Agency, Multi-Family Housing (La Salle Apartments), “V”, FNMA, 3.65%, 9/01/2034	1,750,000	1,743,758
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	4,560,000	4,061,383
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	10,887,470
California Municipal Finance Authority Refunding Rev. (William Jessup University), 5%, 8/01/2024	835,000	835,000
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,139,159
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,007,528
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2027	200,000	211,036
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2028	125,000	133,954
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2029	125,000	135,957
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2030	400,000	440,912
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2031	200,000	223,251
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2032	225,000	254,110
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033	1,150,000	1,284,854
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “A”, 4.375%, 9/01/2053 (Put Date 9/01/2033)	10,000,000	10,471,120
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	450,000	451,091
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.25%, 12/01/2044 (Put Date 12/02/2024)	3,795,000	3,796,528
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “B”, 4.8%, 11/01/2041 (Put Date 6/02/2025)	1,000,000	1,005,373
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	4,972,030
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2024	380,000	379,974
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2025	400,000	400,058
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2024 (n)	325,000	325,000
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2025 (n)	335,000	337,620
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2026 (Prerefunded 8/01/2025) (n)	25,000	25,504
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2024 (n)	25,000	25,000
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2025 (n)	30,000	30,605
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	3,160,000	3,094,885
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	10,115,000	10,162,060
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	1,300,000	1,334,195
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 1.31%, 4/01/2025	1,195,000	1,159,800
Los Angeles County, CA, Development Authority, Multi-Family Housing Mortgage Rev. (2111 Firestone), “E”, 5%, 7/01/2043 (Put Date 7/01/2026)	2,209,000	2,268,684
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,389,589
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS + Homekey Portfolio), “B”, 3.75%, 4/01/2034	857,706	867,787
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS + Homekey Portfolio), “C”, 3.75%, 4/01/2034	2,144,266	2,169,469
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2026	2,225,000	2,290,475
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2027	2,905,000	3,024,179
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,279,213
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2029	910,000	968,506
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	2,370,000	2,550,984
San Francisco, CA, City & County Airports Commission, Second Series Rev., “C”, 5.25%, 5/01/2035	7,500,000	8,375,257
San Francisco, CA, City & County Airports Commission, Second Series Rev., “C”, 5.25%, 5/01/2036	4,500,000	5,006,395
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,601,571
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	2,740,000	2,928,201
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,180,708

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	$1,000,000	$1,050,367
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,163,918
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2026	1,000,000	1,023,916
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2027	3,380,000	3,508,217
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2027	4,500,000	4,702,354
		$140,139,699
Colorado – 2.4%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2024	$400,000	$402,120
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2024	135,000	135,787
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025	175,000	178,904
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	128,002
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	135,000	139,861
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,043,298
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	930,000	931,651
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	630,639
Colorado Health Facilities Authority Rev. (AdventHealth), “B”, 5%, 11/15/2049 (Put Date 11/19/2026)	17,720,000	18,394,597
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2025	390,000	388,796
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	320,000	316,954
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2027	495,000	487,598
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2028	460,000	451,066
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2029	430,000	420,284
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2030	500,000	487,381
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2031	960,000	931,912
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2034	1,000,000	1,140,837
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2035	1,200,000	1,364,772
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,552,334
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2027	2,000,000	2,103,473
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,235,360
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2025	325,000	326,943
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2025	400,000	405,191
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 3%, 1/15/2026	1,500,000	1,483,741
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2026	300,000	307,985
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2027	500,000	516,695
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2027	600,000	624,359
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2028	65,000	68,506
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2027	5,000,000	5,229,414
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2028	14,000,000	14,826,174
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,504,649
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,026,568
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2025	500,000	510,496
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2027	1,270,000	1,316,303
		$63,012,650
Connecticut – 1.2%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$1,932,754
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	3,000,000	2,939,523
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2026	1,000,000	1,023,666
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2027	1,440,000	1,484,996
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2028	890,000	926,081
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2029	2,000,000	2,097,059
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2030	2,030,000	2,145,097
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-2”, 4.4%, 5/15/2066 (Put Date 11/15/2026)	5,500,000	5,537,658
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	5,630,000	5,917,929
Danbury, CT, General Obligation Anticipation Notes, 5%, 9/24/2024 (n)	2,500,000	2,505,229
East Hartford, CT, Housing Authority Multi-Family Rev. (Summerfield Townhouses Project), “A”, 4.25%, 2/01/2027 (Put Date 2/01/2025)	3,000,000	3,001,083
Hamden, CT, General Obligation, BAM, 4%, 8/15/2025	400,000	402,338

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Connecticut – continued
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2024	$1,280,000	$1,280,709
West Haven, CT, General Obligation, BAM, 4%, 3/15/2025	420,000	421,359
		$31,615,481
Delaware – 0.2%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$75,000	$75,038
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	110,000	107,220
Delaware Economic Development Authority, Gas Facilities Rev. (Delmarva Power and Light Co. Project), “A”, 1.05%, 1/01/2031 (Put Date 7/01/2025)	5,985,000	5,829,658
		$6,011,916
District of Columbia – 1.9%
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	$1,045,000	$1,073,336
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Rev. (Cascade Park Apartments II Project), 3.55%, 8/01/2042 (Put Date 8/01/2025) (w)	3,000,000	3,000,227
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Rev. (Parcel 42 Project), 1.7%, 9/01/2041 (Put Date 3/01/2025)	9,000,000	8,876,814
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	2,415,000	2,402,827
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 3%, 9/01/2028 (Put Date 9/01/2026)	5,350,000	5,308,299
District of Columbia, Housing Finance Agency, Multi-Family Development Program, Taxable, “B-3”, 0.9%, 10/01/2024	1,400,000	1,388,751
District of Columbia, Housing Finance Agency, Multi-Family Housing Mortgage Rev. (Edmonson), 5%, 12/01/2028 (Put Date 12/01/2027)	4,673,000	4,902,487
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Clara Apartments Project), 3.75%, 4/01/2025 (Put Date 10/01/2024)	1,500,000	1,500,420
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Paxton Project), 4%, 9/01/2040 (Put Date 9/01/2025)	3,750,000	3,760,786
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	10,000,000	10,031,808
Metropolitan Washington, D.C., Airport Authority System Rev., “A”, 5%, 10/01/2027	7,000,000	7,309,579
		$49,555,334
Florida – 3.2%
Broward County, FL, Multi-Family Housing Rev. (Pinnacle 441 Phase 2 LLC), 4.05%, 9/01/2056 (Put Date 3/01/2026)	$3,000,000	$3,024,476
Escambia County, FL, Housing Finance Authority Multi-Family Housing Rev. (Hollowbrook Apartments), 3.8%, 6/01/2027 (Put Date 6/01/2026)	4,500,000	4,525,025
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2025	430,000	432,048
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2027	565,000	582,874
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2029	940,000	969,049
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2031	1,040,000	1,070,025
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2025	400,000	403,395
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2026	285,000	291,564
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2027 (n)	1,270,000	1,232,203
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	825,000	793,437
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	493,885
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,556,198
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,352,927
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,075,318
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2025	920,000	925,961
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2026	500,000	511,162
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2028	135,000	142,200
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Culmer Apartments), “C”, 5%, 12/01/2026 (Put Date 12/01/2025)	2,000,000	2,041,900
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Hampton Point Apartments), “E”, 5%, 5/01/2026 (Put Date 5/01/2025)	5,600,000	5,652,082
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Northside Transit Village III), “B”, GNMA, 5%, 2/01/2027 (Put Date 2/01/2026)	4,050,000	4,144,099
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2027	1,375,000	1,435,810
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2030	1,375,000	1,482,596
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 5.4%, 5/01/2028	700,000	713,402

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2026	$1,660,000	$1,708,408
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-3”, 4.125%, 11/15/2029	5,000,000	5,011,122
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	401,161
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2034 (w)	19,000,000	20,888,796
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2038	1,145,000	1,152,691
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Cutler Vista Housing LP), 5%, 3/01/2027 (Put Date 9/01/2025)	3,000,000	3,050,922
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Emerald Dunes), “B”, 4.05%, 9/01/2026 (Put Date 9/01/2025)	1,750,000	1,760,320
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Quail Roost Transit Village I), HUD Section 8, 5%, 9/01/2026 (Put Date 9/01/2025)	4,250,000	4,300,413
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (St. Mary Towers Apartments), 3.4%, 4/01/2041 (Put Date 10/01/2026)	1,750,000	1,747,023
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	1,000,000	1,023,440
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2035	1,650,000	1,801,381
Orange County, FL, Health Facilities Authority Rev. (AdventHealth Obligated Group), “C”, ETM, 5%, 11/15/2052 (Prerefunded 11/15/2026)	1,140,000	1,188,017
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2028	150,000	155,602
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2029	200,000	208,670
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2030	200,000	209,693
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2031	200,000	210,917
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2032	250,000	265,017
Pasco County, FL, School Board Refunding Certificates of Participation, “A”, 5%, 8/01/2025	100,000	101,814
Pompano Beach, FL, Rev. (John Knox Village Project), “B-1”, 2%, 1/01/2029	565,000	522,474
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2024	140,000	139,496
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2025	180,000	177,843
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2025	100,000	101,325
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	102,755
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	180,000	187,610
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2028	230,000	242,976
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	240,843
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	270,735
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	325,659
		$83,348,759
Georgia – 3.7%
Appling County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Hatch Project), “A”, 1.5%, 1/01/2038 (Put Date 2/03/2025)	$2,500,000	$2,453,829
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 2.375%, 1/01/2031	1,000,000	906,050
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	6,245,000	6,390,033
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 2.875%, 8/01/2043 (Put Date 8/19/2025)	2,000,000	1,976,727
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	750,000	756,618
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Vogtle Project), “A”, 1.5%, 1/01/2040 (Put Date 2/03/2025)	2,030,000	1,992,509
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2025	800,000	809,381
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2027	500,000	522,862
DeKalb County, GA, Development Authority Rev. (Global Academy, Inc. Project), “A”, 4%, 6/01/2035	500,000	491,921
DeKalb County, GA, Housing Authority, Affordable Multi-Family Rev. (Park at 500 Project), 4%, 3/01/2034	12,880,000	12,786,301
DeKalb, GA, Housing Authority, Multi-Family Housing Rev. (Tranquility at Decatur Project), “B”, 2.77%, 9/01/2025 (Put Date 3/01/2025)	1,325,000	1,314,194
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	9,500,000	10,046,221
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	14,540,000	14,548,832
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	8,845,000	9,298,746
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,765,000	1,771,385
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	15,095,000	15,192,334
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	8,325,000	8,899,856

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Georgia – continued
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2027	$850,000	$882,838
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,398,156
		$96,438,793
Guam – 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$400,000	$417,800
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.499%, 10/01/2025	620,000	599,526
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.899%, 10/01/2027	840,000	787,819
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.099%, 10/01/2028	1,880,000	1,745,328
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.339%, 10/01/2030	615,000	555,515
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	450,000	402,186
		$4,508,174
Hawaii – 0.0%
Hawaii Harbor System Rev., “A”, 5%, 7/01/2025	$350,000	$354,963
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	250,000	260,334
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	530,961
		$1,146,258
Idaho – 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$2,046,831
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,182,881
		$4,229,712
Illinois – 9.1%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$1,506,091
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,528,285
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,159,157
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,094,790
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	4,435,000	3,700,792
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	1,925,000	1,755,338
Chicago, IL, Board of Education, “A”, AAC, 5.5%, 12/01/2024	5,430,000	5,459,426
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2033	1,500,000	1,695,128
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2034	1,345,000	1,513,106
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2034	5,000,000	5,260,254
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	825,000	867,739
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6.1%, 4/01/2036	7,740,000	8,213,665
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5%, 12/01/2034	5,000,000	5,376,777
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.25%, 12/01/2035	7,145,000	7,809,424
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 7%, 12/01/2044	6,070,000	6,251,358
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,685,000	1,745,665
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	1,120,000	1,169,002
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	845,000	888,044
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	2,315,000	2,445,817
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2029	1,260,000	1,319,833
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,534,370
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	3,000,000	3,093,283
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	2,858,653
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,364,820
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2024	1,000,000	1,002,887
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	10,395,103
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	6,640,000	6,325,987
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	4,550,000	4,570,765
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	4,265,000	4,436,820
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	1,000,000	1,053,052
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	1,000,000	1,078,791
Chicago, IL, General Obligation, “A”, 5%, 1/01/2034	7,000,000	7,539,060

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	$2,815,000	$2,905,175
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,385,000	2,235,107
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 12/15/2026	1,275,000	1,172,305
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	10,000,000	10,780,135
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2032	1,000,000	1,087,961
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2033	1,000,000	1,097,300
Chicago, IL, Multi-Family Housing Rev. (Covent Apartments Project), 4%, 9/01/2025 (Put Date 9/01/2024)	1,637,250	1,637,865
Chicago, IL, Multi-Family Housing Rev. (United Yards 1A Project), 3.5%, 8/01/2027 (Put Date 8/01/2026)	2,000,000	2,000,988
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2025	2,000,000	2,011,281
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2026	3,500,000	3,570,705
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	2,000,000	2,060,143
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,028,202
Chicago, IL, O'Hare International Airport, Passenger Facility Charge Rev., “B”, 5%, 1/01/2030	580,000	580,109
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2025	150,000	151,694
Chicago, IL,Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	1,500,000	1,565,785
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	559,104
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,182,800
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2024	215,000	215,341
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2025	450,000	454,627
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2024	270,000	269,752
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	1,935,000	1,944,630
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2025	460,000	460,904
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2026	485,000	487,430
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2028	530,000	538,817
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2030	590,000	602,791
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	831,725
Illinois Finance Authority Rev. (OSF Healthcare System), “B-1”, 5%, 5/15/2050 (Put Date 11/15/2024)	4,000,000	4,002,569
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.5%, 5/15/2029	805,000	824,641
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2031	905,000	948,364
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2032	955,000	1,005,694
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2033	1,015,000	1,088,080
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2034	1,075,000	1,151,644
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	756,212
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	763,616
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027 (a)	920,424	368,170
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	207,051
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	267,522
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	251,716
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	759,263
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	225,000	227,779
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,324,446
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	240,000	244,513
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,286,640
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	850,000	874,915
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2029	600,000	628,892

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	$190,000	$171,640
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2024	500,000	500,955
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	510,931
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	515,033
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	519,284
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	527,031
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	526,795
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	447,477
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	526,222
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	2,190,000	2,193,442
Illinois Housing Development Authority, Multi-Family Housing Rev. (Berry Manor), 4%, 9/01/2025 (Put Date 9/01/2024)	500,000	500,294
Illinois Housing Development Authority, Multi-Family Housing Rev. (South Shore), GNMA, 4%, 6/01/2026 (Put Date 6/01/2025)	6,175,000	6,198,548
Illinois Housing Development Authority, Multi-Family Rev., “C-2”, FHA, 3.6%, 8/01/2032 (Put Date 8/01/2028)	5,850,000	5,870,097
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	2,563,769
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	968,254
Illinois Toll Highway Authority Senior Rev., “B”, 5%, 1/01/2040	9,000,000	9,156,693
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2025	340,000	347,744
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2025	700,000	715,944
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2025	545,000	546,406
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	98,772
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	458,032
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	472,995
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2025	80,000	80,173
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	166,548
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	172,089
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2025	425,000	428,888
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2026	690,000	705,328
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	544,102
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	669,817
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,067,658
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,411,658
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2025	325,000	330,378
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2026	250,000	257,313
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	700,000	706,521
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2025	1,200,000	1,202,760
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2027	1,700,000	1,714,981
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,006,321
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,057,894
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2025	175,000	175,973
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2026	125,000	127,386
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2027	120,000	124,495
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2035	250,000	280,573
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2036	225,000	251,142
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2037	210,000	233,324
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2035	525,000	589,202
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2036	265,000	295,790
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2037	225,000	249,990
State of Illinois, General Obligation, 5%, 2/01/2025	6,190,000	6,243,654
State of Illinois, General Obligation, AGM, 5%, 2/01/2027	910,000	911,259

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	$5,365,000	$5,654,169
State of Illinois, Sales Tax Rev., BAM, 5%, 6/15/2025	240,000	240,372
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	384,238
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	932,770
		$237,980,809
Indiana – 2.1%
Brownsburg, IN, 1999 School Building Corp., Anticipation Notes, “A”, 4.5%, 3/15/2025	$7,500,000	$7,512,154
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2025	570,000	573,265
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 1.99%, 11/15/2024	350,000	346,171
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	115,000	105,552
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 2.52%, 11/15/2026	515,000	482,167
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 4.5%, 6/01/2033	3,425,000	3,481,110
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	270,000	273,897
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	1,655,000	1,558,336
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	766,060
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	807,374
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,183,486
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,021,369
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,583,924
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2025	1,250,000	1,259,623
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2026	2,000,000	2,033,497
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2027	2,000,000	2,053,642
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2028	1,750,000	1,805,988
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2029	1,500,000	1,557,750
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2030	1,450,000	1,511,100
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	520,000	543,980
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,000,000	1,004,912
Indianapolis, IN, Local Public Improvement Bond Bank, Convention Center Hotel Rev, “E”, 5%, 3/01/2033	1,000,000	1,085,741
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2025	355,000	356,190
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2025	360,000	362,467
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,524,984
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,247,524
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,570,968
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,043,426
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	1,000,000	1,049,300
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/01/2034	2,550,000	2,614,558
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	5,000,000	5,045,024
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 5%, 11/01/2047	7,500,000	7,513,117
		$55,878,656
Iowa – 0.4%
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	$1,000,000	$1,003,932
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,444,655
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2030	2,000,000	2,102,640
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2031	2,100,000	2,221,138
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2032	3,750,000	3,960,844
		$10,733,209
Kansas – 0.6%
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	$85,000	$84,803
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2026	320,000	318,644
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2027	330,000	328,239
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2028	300,000	297,359
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2026	1,770,000	1,775,767
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,872,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Kansas – continued
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2028	$1,960,000	$1,967,498
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2029	2,060,000	2,068,591
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,175,018
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,277,884
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	2,010,000	2,091,106
		$15,257,434
Kentucky – 2.5%
Boone County, KY, Pollution Control Rev. (Duke Energy Kentucky, Inc. Project), “A”, 3.7%, 8/01/2027	$4,500,000	$4,476,228
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	9,809,666
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2025	270,000	273,579
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2026	225,000	230,989
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	2,490,000	2,448,681
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,755,436
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,027,712
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,693,168
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,365,597
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	750,000	758,665
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,042,019
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	950,000	969,959
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,083,704
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	1,000,000	1,027,901
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,192,577
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	730,380
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	1,250,000	1,304,250
Kentucky Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.25%, 7/01/2054	10,000,000	11,123,838
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2024	95,000	95,382
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2025	160,000	163,416
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,157,563
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,062,250
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	2,385,000	2,397,754
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049	5,000,000	5,011,578
Trimble County, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	945,000	952,146
Trimble County, KY, Environmental Facilities Rev. (Louisville Gas & Electric Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	6,075,000	6,120,939
		$64,275,377
Louisiana – 0.6%
Capital Area Finance Authority, LA, Single Family Mortgage Rev., GNMA, 6.5%, 4/01/2054	$4,430,000	$4,983,477
Louisiana Housing Corp., Multi-Family Housing Rev. (Benoit Townhomes Project), HUD Section 8, 3.75%, 8/01/2027 (Put Date 8/01/2026)	2,600,000	2,609,744
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.682%, 10/01/2024	500,000	496,205
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.965%, 10/01/2025	750,000	716,359
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.165%, 10/01/2026	330,000	306,212
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.406%, 10/01/2027	460,000	418,675
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.656%, 10/01/2028	1,285,000	1,151,864
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	300,000	304,414
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,109,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	$670,000	$702,941
		$15,799,341
Maine – 0.1%
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2024	$310,000	$311,353
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2025	330,000	334,982
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2026	360,000	367,167
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2028	710,000	747,240
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2029	975,000	1,037,160
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2030	950,000	1,017,368
		$3,815,270
Maryland – 0.4%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$849,993
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	1,000,000	1,000,249
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	350,000	349,576
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 4%, 9/01/2036	230,000	229,632
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,608,708
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	658,545
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2025	475,000	476,697
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2026	495,000	501,575
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2027	430,000	439,388
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2028	300,000	309,146
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2029	290,000	301,026
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2030	285,000	297,700
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	3,490,000	3,518,745
		$10,540,980
Massachusetts – 1.7%
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	$475,000	$484,813
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	616,967
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	539,102
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,505,057
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2025	230,000	228,070
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	145,000	142,574
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2027	255,000	249,276
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2028	330,000	320,632
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	55,000	55,065
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,514,200
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	1,786,151
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,056,555
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2025	1,150,000	1,162,750
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,513,307
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	1,013,361
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	794,153
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	867,773
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2024	365,000	366,017
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2025	350,000	355,993
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	350,000	362,459
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	3,455,000	3,329,493
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2025	850,000	863,141
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,024,446
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,551,174
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	45,000	44,751
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	3,471,226
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, “B”, 4.25%, 7/01/2044	4,000,000	3,882,030
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 3.625%, 7/01/2038	3,240,000	3,003,928
Massachusetts Educational Financing Authority, Education Loan Rev., Issue N, “B”, 5%, 7/01/2028	2,000,000	2,100,841

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – continued
Massachusetts Educational Financing Authority, Education Loan Rev., Issue N, “B”, 5%, 7/01/2029	$4,500,000	$4,764,615
Massachusetts Housing Finance Agency Rev., “D-3”, FHA, 3.3%, 12/01/2026	1,000,000	999,074
Massachusetts Housing Finance Agency Rev., “A-3”, 3.05%, 12/01/2027	2,000,000	1,967,463
		$43,936,457
Michigan – 3.3%
Detroit, MI, Downtown Development Authority Tax Increment Refunding Rev. (Catalyst Development Project), 5%, 7/01/2048	$6,250,000	$6,570,811
Detroit, MI, Downtown Development Authority Tax Increment Refunding Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2029	1,000,000	1,002,698
Detroit, MI, Downtown Development Authority Tax Increment Refunding Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2033	1,900,000	1,905,126
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2025	675,000	673,017
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2024	550,000	550,863
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.83%, 5/01/2025	1,000,000	969,918
Michigan Finance Authority Hospital Rev. (Bronson Healthcare Group, Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026)	8,405,000	8,648,735
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	1,470,000	1,316,087
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	1,850,000	1,656,300
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2044 (Put Date 2/01/2025)	10,000,000	10,080,645
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	1,000,000	1,012,833
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,167,940
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	114,104	112,657
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	7,735,000	7,853,800
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	1,715,000	1,678,580
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	3,335,000	3,511,980
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	10,750,000	10,825,205
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	2,515,000	2,514,075
Michigan Strategic Fund Ltd. Obligation Rev. (Consumers Energy Company Project), 0.875%, 4/01/2035 (Put Date 10/08/2026)	6,680,000	6,058,926
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,058,504
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,098,046
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,109,311
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,038,613
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	500,000	535,661
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	251,489
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	358,710
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	1,801,975
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	2,898,674
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	2,734,746
		$86,995,925
Minnesota – 0.5%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2025	$400,000	$392,315
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	235,000	226,463
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2025	675,000	675,402
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2025	135,000	136,253
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	500,000	504,642
Minnesota Housing Finance Agency, Rental Housing, “A”, 2.3%, 8/01/2024	1,000,000	1,000,000
Minnesota Housing Finance Agency, Rental Housing, “C”, GNMA, 3.8%, 2/01/2025	1,885,000	1,885,109
Minnesota Housing Finance Agency, Residential Housing, “O”, GNMA, 6%, 7/01/2053	4,950,000	5,344,057
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2024	615,000	616,644
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2025	850,000	859,922
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	716,261

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Minnesota – continued
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	$700,000	$721,618
		$13,078,686
Mississippi – 1.1%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	$3,680,000	$3,710,870
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,960,000	1,966,839
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	381,434
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	355,157
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	380,000	373,746
Jackson, MS, General Obligation Refunding, 5%, 3/01/2026	825,000	833,398
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2024	740,000	740,444
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2028	280,000	288,357
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2024	750,000	752,376
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2028	1,400,000	1,488,488
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	7,000,000	7,069,178
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2025	530,000	538,953
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	834,997
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,029,916
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	427,314
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	3,500,000	3,423,773
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “C”, 1.375%, 8/01/2027 (Put Date 6/16/2025)	3,000,000	2,934,662
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.001%, 1/01/2026	465,000	441,673
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.399%, 1/01/2028	500,000	454,565
		$28,046,140
Missouri – 0.8%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2025	$425,000	$426,686
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	150,000	151,596
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,140,000	1,097,378
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	500,000	476,261
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2024	155,000	155,000
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2026	205,000	201,831
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2028	420,000	409,541
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2030	300,000	290,655
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2025	215,000	216,234
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	2,500,000	2,620,375
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	8,321,364
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “E”, GNMA, 6.5%, 5/01/2054	3,405,000	3,828,460
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	150,000	146,719
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	1,900,000	1,822,919
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., Taxable, “A”, 3%, 12/01/2027	175,000	174,198
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2025	280,000	281,103
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2026	300,000	302,632
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2027	350,000	354,860
		$21,277,812
Montana – 0.2%
Forsyth, MT, Pollution Control Rev. (Avista Corp. Colstrip Project), “A”, 3.875%, 10/01/2032	$6,220,000	$6,211,572

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Nevada – 0.5%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2025	$2,545,000	$2,583,342
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	1,545,000	1,594,820
Director of the State of Nevada, Department of Business & Industry Rev. (Brightline West Passenger Rail Project), “A”, 4%, 1/01/2050 (Put Date 1/30/2025)	1,820,000	1,820,114
Nevada Housing Division, Multi-Unit Housing Rev. (Woodcreek Apartments), 5%, 12/01/2025 (Put Date 12/01/2024)	2,635,000	2,648,506
Washoe County, NV, Gas and Water Facilities Rev. (Sierra Pacific Power Company Projects), “C”, 3.625%, 3/01/2036 (Put Date 10/01/2029)	1,000,000	1,000,251
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “C”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	860,000	870,994
Washoe County, NV, Water Facilities Rev., “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	1,275,000	1,291,299
		$11,809,326
New Hampshire – 1.6%
National Finance Authority Pollution Control Refunding Rev. (New York State Electric & Gas Corp. Project), “A”, 4%, 12/01/2028	$4,300,000	$4,294,662
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2025	290,000	289,211
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2026	265,000	262,906
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028	580,000	571,072
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029	300,000	294,867
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030	280,000	274,513
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031	295,000	288,457
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	15,025,000	15,575,645
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	8,450,000	8,403,174
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	905,000	915,262
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street, LLC), “B”, 8.33%, 5/15/2034	605,000	617,190
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	495,000	500,304
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	1,305,000	1,336,344
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Rev., “C”, GNMA, 6.25%, 1/01/2055	7,995,000	8,713,911
		$42,337,518
New Jersey – 3.9%
Atlantic City, NJ, Board of Education, 4%, 4/01/2025	$175,000	$175,908
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	208,543
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2025	305,000	306,380
Camden County, NJ, Improvement Authority, Multi-Family Housing Rev. (Northgate I Apartments Project), 5%, 3/01/2027 (Put Date 3/01/2026)	3,625,000	3,713,898
Gloucester County, NJ, Improvement Authority Rev. (Rowan University Student Center Project), 4%, 2/27/2025	2,500,000	2,504,857
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,224,784
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	932,516
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	808,742
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,003,165
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2025	1,000,000	1,013,173
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	1,000,000	1,030,795
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2033	1,500,000	1,688,944
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2034	1,040,000	1,168,168
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2025	1,610,000	1,635,845
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2026	2,000,000	2,070,650
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	1,500,000	1,581,704
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,140,204
New Jersey Economic Development Authority Rev. (School Facilities Construction), Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	9,445,000	8,730,957
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	2,350,000	2,364,934
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,135,000	1,072,492
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,438,622

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – continued
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2027	$2,000,000	$2,103,955
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2024	330,000	331,793
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2025	415,000	423,272
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2026	335,000	344,677
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2031	1,200,000	1,288,887
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	6,125,000	6,034,428
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	2,350,000	2,362,768
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	575,000	578,124
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	2,600,000	2,651,822
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	850,000	866,942
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	2,300,000	2,366,441
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	1,430,000	1,471,309
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2027	1,550,000	1,611,355
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,000,000	1,049,490
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	5,000,000	5,247,450
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2031	3,800,000	4,081,475
New Jersey Housing & Mortgage Finance Agency, Multi-Family Conduit Rev. (New Irvine Taylor Apartments Project), “C”, HUD Section 8, 3.67%, 2/01/2026	3,165,000	3,162,341
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,083,858
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2025	550,000	525,907
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	2,500,000	2,305,078
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	6,635,000	5,701,141
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,394,682
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	3,780,000	3,366,664
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 0.897%, 1/01/2025	1,905,000	1,869,938
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 1.047%, 1/01/2026	2,380,000	2,257,280
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2025	700,000	712,227
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,447,370
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	1,889,946
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,791,264
Salem County, NJ, Pollution Control Financing Authority Rev. (Philadelphia Electric Co. Project), “A”, 4.45%, 3/01/2025 (Put Date 3/01/2025)	2,500,000	2,506,037
		$101,643,202
New Mexico – 1.2%
Clayton, NM, Jail Project Improvement Rev., NPFG, 5%, 11/01/2029	$1,000,000	$1,009,258
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	7,000,000	7,092,352
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2024	120,000	120,249
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2024	175,000	175,051
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2025	150,000	150,842
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	309,018
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	225,000	238,372
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	488,681
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	325,475
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	379,439
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2027	2,000,000	2,073,411
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2028	4,000,000	4,183,731
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2029	1,750,000	1,845,332
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2025	1,055,000	1,065,598
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,023,440
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	1,500,000	1,515,726
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	2,375,000	2,380,985

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Mexico – continued
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, “E”, GNMA, 6.25%, 9/01/2053	$5,260,000	$5,743,064
		$30,120,024
New York – 5.6%
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 3.4%, 7/01/2027	$185,000	$182,456
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2024	600,000	601,971
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	725,894
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025 (n)	2,400,000	2,400,528
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2031	375,000	412,127
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2032	600,000	665,263
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2033	600,000	671,492
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2034	610,000	688,268
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2035	750,000	844,765
New York Dormitory Authority, Personal Income Tax Rev. (General Purpose), 5.25%, 3/15/2039	3,070,000	3,294,266
New York Energy Research & Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	6,800,000	6,829,517
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, 3%, 8/01/2032	11,125,000	11,075,014
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	800,000	786,095
New York Housing Finance Agency Affordable Housing Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	19,050,000	18,436,864
New York Housing Finance Agency Affordable Housing Rev., “A-2”, HUD Section 8, 3.75%, 11/01/2062 (Put Date 11/01/2029)	3,000,000	3,002,434
New York Housing Finance Agency Affordable Housing Rev., “G-2”, HUD Section 8, 3.45%, 5/01/2062 (Put Date 5/01/2027)	2,080,000	2,080,227
New York Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	785,000	752,644
New York Mortgage Agency Homeowner Mortgage Rev., “242”, 3.5%, 10/01/2052	5,770,000	5,696,809
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2024	1,955,000	1,959,898
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2025	1,990,000	2,007,578
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2025	2,030,000	2,062,481
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2026	2,065,000	2,110,959
New York Mortgage Agency Homeowner Mortgage Rev., “4th-9th”, 3.25%, 10/01/2028	3,160,000	3,112,619
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	13,780,000	13,833,837
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	4,115,632
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2026	8,635,000	8,883,983
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2024	1,250,000	1,254,656
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2025	1,100,000	1,117,718
New York Urban Development Development Corp., Personal Income Tax Rev. ( General Purpose), “A”, 5%, 3/15/2035	10,000,000	10,254,095
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	6,940,000	6,912,257
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 0.9%, 5/01/2025	500,000	491,057
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1%, 11/01/2025	1,450,000	1,409,813
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.1%, 5/01/2026	3,305,000	3,104,383
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.15%, 11/01/2026	1,290,000	1,194,030
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,625,886
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,425,716
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,000,506
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	175,094
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	1,842,350
Port Authority of NY & NJ (226th Series), 5%, 10/15/2025	1,475,000	1,506,199
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	235,000	235,948
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.45%, 9/01/2024	100,000	99,627
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.7%, 9/01/2025	110,000	105,234

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.95%, 9/01/2026	$140,000	$130,224
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 2.2%, 9/01/2027	135,000	122,887
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2025	750,000	757,235
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2026	250,000	254,747
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,010,744
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,050,218
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,560,463
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-2”, 2%, 5/15/2045 (Put Date 5/15/2026)	10,000,000	9,634,181
		$146,508,889
North Carolina – 1.5%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	$1,000,000	$978,221
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2034	1,500,000	1,647,433
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2035	1,000,000	1,096,189
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2036	700,000	764,107
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2027	750,000	779,924
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2028	725,000	763,088
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2029	900,000	955,686
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2031	1,370,000	1,480,413
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	2,619,051
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2025	250,000	252,888
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,291,994
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2031	3,250,000	3,541,761
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2032	3,250,000	3,568,540
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2033	3,250,000	3,589,946
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	965,000	971,986
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2028	2,175,000	2,287,412
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2030	1,500,000	1,613,522
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2025	420,000	421,108
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2026	440,000	443,242
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2027	460,000	466,205
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2028	365,000	371,810
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2029	760,000	747,173
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2030	790,000	774,483
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2031	820,000	801,862
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2025	265,000	264,192
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2026	245,000	246,805
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2027	290,000	293,912
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	185,000	188,452
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	600,000	601,745
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B1”, 4.25%, 10/01/2028	285,000	286,567
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B-2”, 3.75%, 10/01/2028	525,000	524,177

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – continued
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	$1,500,000	$1,538,299
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	652,524
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,028,154
		$37,852,871
North Dakota – 0.3%
Horace, ND, Temporary Refunding Improvement, “B”, 4%, 1/01/2025	$5,320,000	$5,320,161
Horace, ND, Temporary Refunding Improvement, “B”, 4.85%, 8/01/2026 (w)	2,340,000	2,340,805
		$7,660,966
Ohio – 3.7%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$544,159
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	250,197
Bedford, OH, City School District General Obligation, School Improvement, 4.625%, 3/06/2025	3,250,000	3,270,281
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	1,981,929
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,064,778
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,258,971
Columbus, OH, Metropolitan Housing Authority, General Rev. (Waldren Woods Project), 4%, 6/01/2034	2,755,000	2,733,603
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2026	2,000,000	2,033,796
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2027	2,150,000	2,212,144
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Carver Park Phase III Project), FHA, 4%, 6/01/2026 (Put Date 6/01/2025)	3,412,000	3,425,012
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	2,800,000	2,845,949
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2027	680,000	689,699
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2028	820,000	836,984
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2029	860,000	883,951
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2030	905,000	935,732
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2031	950,000	989,615
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2032	995,000	1,038,153
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2033	1,045,000	1,090,910
Huber Heights, OH, Various Purpose Anticipation Notes (General Obligation), 4.5%, 7/10/2025	4,900,000	4,943,809
Lorain, OH, General Obligation, BAM, 4%, 12/01/2025	815,000	823,656
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2026	500,000	513,435
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2027	580,000	601,922
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2028	1,455,000	1,522,203
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2030	1,000,000	1,061,142
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2031	1,000,000	1,069,566
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2032	900,000	968,095
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2033	800,000	859,652
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2034	1,000,000	1,072,901
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2024	205,000	205,000
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2024	100,000	100,358
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2026	200,000	205,015
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2028	120,000	125,208
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2030	135,000	142,700
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,895,000	2,917,392
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,430,000	3,442,901
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 12/01/2027 (Put Date 10/01/2024)	2,000,000	1,990,530

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	$3,245,000	$3,229,634
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	405,000	401,627
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2027	720,000	725,860
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	4,744,959
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	5,510,000	5,827,706
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Post Oak Station), HUD Section 8, 3.85%, 7/01/2025	7,460,000	7,476,925
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Springboro Sherman Apartments Project), HUD Section 8, 3.53%, 2/01/2029	1,600,000	1,603,899
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Thornwood Commons), HUD Section 8, 5%, 12/01/2026 (Put Date 12/01/2025)	2,460,000	2,511,537
Ohio Housing Finance Agency, Multi-Family Tax-Exempt Mortgage (MacArthur Park Apartments Project), “A”, FNMA, 4.5%, 5/01/2039	7,299,161	7,541,655
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	143,092
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	432,972
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	383,207
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	857,008
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	493,357
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	301,013
Ohio State Hospital Rev. (University Hospitals Health System, Inc.), 5%, 1/15/2050 (Put Date 1/15/2025)	5,595,000	5,636,658
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2024	400,000	399,578
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2024	650,000	652,079
		$96,014,114
Oklahoma – 0.4%
Cushing, OK, Educational Facilities Lease Authority Rev. (Cushing Public Schools Project), 5%, 9/01/2024	$5,000,000	$5,006,344
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “D”, GNMA, 6.5%, 9/01/2054	2,250,000	2,529,045
Rogers County, OK, Educational Facilities Authority Lease Rev. (Catoosa Public Schools Project), 5%, 9/01/2024	950,000	951,278
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	804,104
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	505,346
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2025	440,000	441,890
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2026	300,000	303,197
		$10,541,204
Oregon – 0.6%
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	$375,000	$339,141
Oregon Facilities Authority Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	7,850,000	8,252,289
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2024	200,000	200,426
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2025	225,000	227,719
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	150,000	153,217
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	128,646
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	155,727
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	314,114
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	316,386
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Plaza Los Amigos Apartments Project, “T-2”, 3%, 2/01/2026 (Put Date 2/01/2025)	2,375,000	2,364,480
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,013,616
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2025	125,000	126,127
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2027	425,000	436,051
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2029	400,000	415,291
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2030	300,000	313,103
		$14,756,333

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – 6.3%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$2,820,967
Allentown, PA, City School District General Obligation, BAM, 5%, 2/01/2026	4,155,000	4,253,295
Allentown, PA, City School District General Obligation, “B”, BAM, 5%, 6/01/2036	1,310,000	1,336,024
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2025	500,000	503,317
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	490,000	500,525
Altoona, PA, Area School District, Taxable, AGM, 0.733%, 12/01/2024	1,105,000	1,087,969
Altoona, PA, Area School District, Taxable, AGM, 1.005%, 12/01/2025	900,000	855,443
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2025	1,325,000	1,339,902
Beaver County, PA, Rochester Area School District, BAM, 3%, 5/01/2025	500,000	498,420
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2024	400,000	362,786
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,950,000	1,267,500
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2026	200,000	128,000
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2027	465,000	297,600
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	855,000	547,200
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	1,620,000	1,036,800
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2025	565,000	395,500
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2026	1,000,000	650,000
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2027	1,100,000	704,000
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	5,545,000	3,548,800
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2025	1,000,000	1,005,256
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2025	360,000	346,185
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2026	755,000	705,264
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2027	795,000	721,597
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2028	830,000	732,268
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2029	865,000	742,049
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	450,000	375,517
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,151,932
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2024	530,000	531,062
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	920,000	921,549
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029	4,550,000	4,053,574
Doylestown, PA, Hospital Authority Rev., 5%, 7/01/2031	1,400,000	1,456,848
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2027	1,075,000	1,121,295
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2025	475,000	480,444
Fayette County, PA, Laurel Highlands School District, General Obligation, BAM, 4%, 2/01/2025	350,000	350,818
Lackawanna County, PA, General Obligation, BAM, 4%, 9/15/2035	1,465,000	1,455,842
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	702,276
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	267,281
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2025	125,000	122,183
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2025	100,000	100,637
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2026	150,000	143,057
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2024	465,000	466,241
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2025	630,000	642,237
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031	500,000	508,538
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2024	1,015,000	1,015,748
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	530,044
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2025	500,000	498,838
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	415,968
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	498,996
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	165,000	167,566
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	446,492
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2025	805,000	808,176
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2028	585,000	617,777
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2031	500,000	545,002
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2032	825,000	906,970
Lehigh County, PA, Industrial Development Authority, Pollution Control Rev. (PPL Electric Utilities Corporation Project), “A”, 3%, 9/01/2029	8,000,000	7,759,687
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	412,997
Luzerne County, PA, Industrial Development Authority, Tax Exempt Guaranteed Lease Rev., AGM, 5%, 12/15/2025	1,000,000	1,022,242

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	$1,135,000	$1,032,217
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.039%, 3/01/2025	515,000	503,313
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.229%, 3/01/2026	1,250,000	1,182,557
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.47%, 3/01/2027	1,000,000	925,519
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2025	500,000	506,311
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,066,377
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,438,936
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,505,954
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2030	1,600,000	1,623,115
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2033	1,750,000	1,772,573
Pennsylvania Economic Development Financing Authority Rev., Private Activity Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2029	1,805,000	1,832,437
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capital Region Parking System), “C”, AGM, 5%, 1/01/2025	2,000,000	2,010,636
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capital Region Parking System), “C”, AGM, 5%, 1/01/2026	915,000	932,495
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2031	10,825,000	11,487,705
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	5,000,000	5,067,615
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	110,000	109,617
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	5,000,000	5,073,336
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2029	1,550,000	1,633,988
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2030	2,365,000	2,512,440
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2031	2,315,000	2,477,054
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2032	2,000,000	2,147,492
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2033	1,244,000	1,342,743
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	2,050,000	2,083,972
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	475,000	482,872
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	2,772,417
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	350,000	359,387
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2028	550,000	568,780
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	230,000	239,879
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	3,590,000	3,744,202
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2025	350,000	354,187
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Cambridge Square), “B”, FNMA, 5%, 11/01/2026 (Put Date 11/01/2025)	500,000	507,043
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	4,430,000	4,435,794
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2025	750,000	764,156
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	740,000	766,156
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2024	805,000	806,338
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2025	575,000	578,944
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2025	1,090,000	1,103,698
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2026	1,105,000	1,124,211
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2026	2,250,000	2,296,874
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2027	2,285,000	2,341,697
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,415,243
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2025	375,000	380,062
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2025	675,000	681,332
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2024	300,000	300,423
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	235,000	243,767

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	$5,675,000	$5,711,448
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,018,163
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	655,264
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	1,939,255
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2036	2,250,000	2,559,644
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2037	4,030,000	4,626,957
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2038	1,295,000	1,478,302
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,190,215
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	517,606
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,010,535
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	560,000	561,418
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2025	625,000	623,097
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	150,000	148,691
		$164,460,960
Puerto Rico – 1.9%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	$14,750,000	$15,828,738
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	1,521,000	1,683,295
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025	315,000	317,446
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025 (n)	4,100,000	4,131,839
Puerto Rico Aqueduct and Sewer Authority Rev., “B”, 5%, 7/01/2025	265,000	267,058
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2025	115,000	115,009
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	25,000	25,015
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	195,000	194,046
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	625,000	618,316
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	1,575,000	1,613,625
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	60,000	60,415
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	207,288
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	15,340,000	12,747,460
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	16,249,000	11,434,475
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	245,000	245,281
		$49,489,306
Rhode Island – 1.6%
Rhode Island Health and Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	$5,000,000	$5,110,754
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2024	430,000	431,686
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “78-A”, 5.5%, 10/01/2052	6,655,000	7,034,034
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2025	600,000	610,623
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2026	875,000	900,672
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	800,000	842,865
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	1,825,000	1,938,538
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	1,900,000	2,019,307
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2031	1,960,000	2,093,551
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2032	1,900,000	2,034,426
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	760,000	815,610
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	4,785,000	4,648,483
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 4%, 12/01/2025	2,005,000	2,004,295
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	977,872
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	832,686
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,053,171
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	700,000	656,259
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2024	765,000	769,080
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2025	1,000,000	1,017,706
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2026	1,125,000	1,158,006

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Rhode Island – continued
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2027	$2,130,000	$2,217,027
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2028	1,185,000	1,248,008
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2029	1,250,000	1,327,766
		$41,742,425
South Carolina – 1.0%
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	$8,700,000	$9,451,904
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2025	900,000	905,832
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2025	1,005,000	1,019,251
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038 (Prerefunded 2/01/2026)	335,000	344,432
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038	1,345,000	1,362,341
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.368%, 12/01/2024	5,000,000	4,952,904
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.468%, 12/01/2025	6,850,000	6,594,437
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,004,617
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,532,389
		$27,168,107
Tennessee – 3.0%
Chattanooga, TN, Health, Educational & Housing Facility Board, Multi-Family Housing (Shallowford Project), 3.8%, 12/01/2029 (Put Date 12/01/2026)	$2,000,000	$2,014,307
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2025	545,000	545,618
Knox County, TN, Health, Educational & Housing Facility Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,242,003
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	2,350,000	2,366,083
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	272,248
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	511,966
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	500,502
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,483,417
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	6,970,000	7,254,668
Knox County, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	930,000	935,657
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2026	175,000	180,150
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2025	2,500,000	2,534,267
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2032	1,250,000	1,387,085
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2031	1,170,000	1,073,592
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2024	575,000	576,924
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2025	575,000	581,865
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2026	725,000	741,150
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 12/01/2027	750,000	778,920
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	15,915,000	17,161,001
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	16,000,000	16,662,240
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 4%, 11/01/2049	18,380,000	18,414,639
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2025	1,350,000	1,369,143
		$78,587,445
Texas – 7.6%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	$575,000	$575,089
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2024	325,000	325,216
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2025	400,000	407,635
Arlington, TX, Housing Finance Corp. Multi-Family Housing Rev. (6900 Matlock Road Project), 4.5%, 4/01/2041 (Put Date 4/01/2027)	5,000,000	5,078,529
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	2,790,000	2,793,809
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2032	1,155,000	1,166,931
Bexar County, TX, Venue Project Rev., Taxable, AGM, 0.76%, 8/15/2024	455,000	454,157

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.082%, 8/15/2025	$720,000	$689,707
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.272%, 8/15/2026	315,000	292,951
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2025	985,000	993,384
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	955,297
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	1,005,000	1,023,143
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	825,203
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	731,991
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,381,504
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	513,189
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,493,531
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2030	2,195,000	2,353,915
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2031	3,875,000	4,178,107
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2032	5,000,000	5,416,735
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2033	2,500,000	2,717,686
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2039	15,000	14,952
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.674%, 4/01/2025	250,000	244,148
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.974%, 4/01/2026	375,000	356,693
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2025	950,000	957,124
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,017,913
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,018,150
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Grand Avenue Flats), 3.48%, 8/01/2039 (Put Date 6/01/2025) (w)	7,000,000	6,999,947
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Redwood Apartments), 3.65%, 1/01/2041 (Put Date 1/01/2026)	1,125,000	1,126,226
Cinco Southwest, TX, Municipal Utility District No. 1, Contract Refunding Rev., BAM, 3%, 12/01/2024	190,000	189,687
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2024	600,000	600,393
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2027	1,350,000	1,424,992
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	375,000	373,314
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, 4.5%, 9/01/2027	75,000	76,937
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2025	490,000	494,865
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	2,755,000	2,754,268
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	3,540,000	3,562,655
El Paso, TX, General Obligation, 4%, 8/15/2029	1,440,000	1,461,746
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	120,000	120,737
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	150,000	150,921
EP Tuscany Zaragosa PFC, TX, Residential Development Rev. (Home Essential Function Housing Program), 4%, 12/01/2033	15,000,000	14,655,084
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	1,905,000	2,159,708
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2038	1,430,000	1,615,325
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2026	500,000	513,201
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2027	500,000	519,463
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2029	965,000	1,024,382
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2030	1,015,000	1,088,619
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2031	1,070,000	1,156,346
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2032	380,000	412,686
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2026 (w)	485,000	495,462
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2027 (w)	450,000	464,684
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2028 (w)	525,000	546,767
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2029 (w)	350,000	368,111
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2030 (w)	500,000	528,907
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 1.068%, 3/01/2025	800,000	782,389
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “B”, 5%, 6/01/2050 (Put Date 12/01/2028)	4,000,000	4,280,050
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2025	265,000	263,384
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2025	530,000	524,029
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2026	530,000	508,488
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	410,000	408,936
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	355,000	361,858

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	$490,000	$499,624
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,013,254
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,085,468
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2024	255,000	255,109
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2025	230,000	231,633
Houston, TX, Housing Finance Corp., Multi-Family Housing Rev. (Cordova Apartments), 3.65%, 2/01/2048 (Put Date 2/01/2028)	3,700,000	3,719,815
Houston, TX, Housing Finance Corp., Multi-Family Housing Rev. (Sweet Gardens Apartments Project), 4%, 10/01/2025 (Put Date 10/01/2024)	6,175,000	6,180,966
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2024	575,000	575,732
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,132,643
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	250,000	250,780
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	507,134
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	358,197
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2025	130,000	130,772
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	151,766
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	230,567
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	283,258
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	190,391
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), 4.25%, 5/01/2030	6,875,000	6,942,199
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	2,789,023
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 4%, 6/01/2054 (Put Date 6/01/2034)	5,455,000	5,522,362
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2025	500,000	504,506
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 1.875%, 1/01/2026 (n)	850,000	820,203
Public Facility Corp., Texas Multi-Family Housing Rev. (Lakeside Manor Apartments), 3.25%, 3/01/2040 (Put Date 9/01/2025)	5,000,000	4,987,510
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2025	1,015,000	1,028,912
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	1,739,731
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	1,945,664
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	595,528
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Housing Rev. (Country Club Village), 4%, 8/01/2026 (Put Date 8/01/2025)	4,375,000	4,390,236
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2025	1,600,000	1,621,931
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,286,784
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	2,855,854
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 5%, 7/01/2053 (Put Date 7/01/2032)	3,895,000	4,347,809
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “F”, 5%, 11/15/2052 (Put Date 11/15/2030)	4,750,000	5,170,015
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,677,773
Temple, TX, Reinvestment Zone 1 Rev., “A”, 5%, 8/01/2024	135,000	135,000
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2025	140,000	142,726
Texas Affordable Housing Corp., Multi-Family Rev. (Eden Court Apartments Project), Texas PSF, 5%, 4/01/2043 (Put Date 4/01/2026)	2,100,000	2,156,070
Texas Department of Housing & Community Affairs, Multi-Family Housing Rev. (Aspen Park), 5%, 3/01/2041 (Put Date 3/01/2026)	4,000,000	4,037,698
Texas Municipal Gas Acquisition and Supply Corp II, Gas Supply Rev., “C”, 4.391% (SOFR - 3mo. + 0.86%), 9/15/2027	4,000,000	3,991,781
Texas Municipal Gas Acquisition and Supply Corp IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	11,345,000	12,731,286
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	9,885,000	10,600,279
Texas Public Finance Authority Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	395,000	401,940
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2025	500,000	503,206
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	115,014
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	409,381
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	4,665,000	4,677,104
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2024	400,000	398,796

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2025	$590,000	$584,373
		$197,899,059
U.S. Virgin Islands – 0.2%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$2,670,000	$2,709,285
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024 (n)	1,500,000	1,501,195
		$4,210,480
Utah – 0.7%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$2,017,277
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,235,312
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	5,266,415
Utah Housing Corp., Multi-Family Housing Rev. (Moda Shoreline Apartments), 4%, 9/01/2025 (Put Date 9/01/2024)	5,000,000	4,999,667
Utah Housing Corp., Multi-Family Housing Rev. (Silos on 500), 3.7%, 8/01/2043 (Put Date 8/01/2027)	2,000,000	2,011,084
Utah Housing Corp., Single Family Mortgage Rev, “A”, GNMA, 6.5%, 1/01/2054	1,890,000	2,086,118
		$17,615,873
Vermont – 1.0%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	$360,000	$364,374
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,502,116
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	775,000	791,932
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	140,000	143,059
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	790,106
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,027,238
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,027,238
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	425,000	436,576
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,652,870
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	1,792,331
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	525,000	542,348
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	1,689,786
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,450,000	1,494,018
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	1,033,428
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	875,000	885,632
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,145,880
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,300,000	1,347,560
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2029	450,000	476,668
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,500,000	1,563,560
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2030	690,000	735,905
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	1,600,000	1,671,217
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2031	700,000	752,717
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2032	550,000	594,922
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2033	700,000	760,556
		$25,222,037
Virginia – 1.3%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2025	$475,000	$481,898
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	235,000	215,067
Chesapeake, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	3,215,000	3,244,009
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	915,000	923,256
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	2,340,000	2,226,569
Virginia Beach, VA, Development Authority, Residential Care Facility Refunding Rev. (Westminster - Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	97,714
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “B-3”, 5.375%, 9/01/2029	10,250,000	10,649,336
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2025	350,000	351,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Virginia – continued
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2026	$400,000	$406,815
Virginia Housing Development Authority, Rental Housing, “A”, 3.65%, 3/01/2029	7,420,000	7,306,091
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 0.75%, 10/01/2040 (Put Date 9/02/2025)	2,700,000	2,569,118
York, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	6,390,000	6,447,656
		$34,918,929
Washington – 2.1%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	$4,015,000	$3,953,197
King County, WA, Affordable Housing Rev., “A-1”, HUD Section 8, 5%, 1/01/2028	5,850,000	5,970,302
King County, WA, Affordable Housing Rev., “A-2”, HUD Section 8, 5%, 1/01/2028	2,860,000	2,963,388
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2024	4,000,000	4,000,000
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2025	3,800,000	3,855,949
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2026	2,230,000	2,294,454
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	3,070,000	2,889,691
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2026	2,315,000	2,381,911
Seattle, WA, Port Rev., 5%, 4/01/2025	1,750,000	1,766,635
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,074,196
Seattle, WA, Port Rev., 5%, 4/01/2030	9,685,000	10,230,197
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	3,688,847
Washington Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	5,000,000	4,896,671
Washington State Housing Finance Commission, Multi-Family Rev. (Mill at First Hill Apartments Project), FNMA, 4.15%, 7/01/2034	1,470,000	1,481,457
		$53,446,895
West Virginia – 0.6%
West Virginia Economic Development Authority, Lease Refunding Rev. (State Office Building), “B”, 3.625%, 10/01/2025	$415,000	$415,101
West Virginia Economic Development Authority, Lease Rev. (Department of Environmental Protection Office Building), “B”, 3.375%, 11/01/2025	830,000	830,034
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	7,535,000	7,362,967
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	1,915,000	1,813,630
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	4,520,000	4,345,084
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 3.75%, 12/01/2042 (Put Date 6/01/2025)	985,000	987,101
		$15,753,917
Wisconsin – 1.4%
Jefferson and Dodge Counties, WI, Watertown General Obligation Anticipation Notes, 4%, 10/01/2025	$1,150,000	$1,152,842
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	265,000	226,240
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	299,858
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	434,549
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	899,530
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	861,240
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	863,526
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	5,000,000	4,983,454
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2024	440,000	441,137
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,084,575
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	555,000	561,188
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2025	210,000	208,923
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2026	345,000	339,449
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2027	360,000	351,170
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2028	375,000	362,657
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2029	390,000	374,403

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	$4,340,000	$4,278,861
Wisconsin Housing & Economic Development Authority Housing Rev., “E”, HUD Section 8, 3.875%, 11/01/2054 (Put Date 5/01/2027)	2,040,000	2,050,383
Wisconsin Housing & Economic Development Authority, Multi-Family Housing (Intersect Project), “I”, 5%, 11/01/2058 (Put Date 2/01/2027)	3,250,000	3,372,245
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	725,000	725,429
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 4.25%, 6/15/2027	500,000	499,647
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2025	425,000	429,374
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	325,000	332,038
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	465,491
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	758,679
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	900,000	952,441
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	3,735,000	2,913,300
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2027	200,000	200,345
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2028	255,000	256,546
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2029	325,000	328,162
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	2,315,000	2,337,394
		$36,345,076
Wyoming – 0.1%
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2024	$690,000	$693,424
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2025	695,000	703,481
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2025	380,000	387,418
		$1,784,323
Total Municipal Bonds		$2,558,588,836
Bonds – 0.5%
Transportation - Services – 0.5%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$4,589,000	$4,433,881
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	7,427,000	6,717,378
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,573,000	1,254,492
Total Bonds		$12,405,751
Other Municipal Bonds – 0.2%
Multi-Family Housing Revenue – 0.2%
Freddie Mac, 4.52%, 8/25/2041	$5,742,831	$6,021,334
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.39% (v)	40,139,478	$40,143,492

Other Assets, Less Liabilities – (0.4)%		(10,102,603)
Net Assets – 100.0%		$2,607,056,810
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $40,143,492 and $2,577,015,921, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $40,090,032, representing 1.5% of net assets.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,564,610,170	$—	$2,564,610,170
U.S. Corporate Bonds	—	12,405,751	—	12,405,751
Mutual Funds	40,143,492	—	—	40,143,492
Total	$40,143,492	$2,577,015,921	$—	$2,617,159,413
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$18,196,513	$199,777,230	$177,836,132	$1,908	$3,973	$40,143,492

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$596,505	$—